Stockholders' Equity - Additional Information (Detail) - $ / shares			5 Months Ended	8 Months Ended
	May 04, 2020	Jan. 31, 2020	Jun. 30, 2020	Sep. 30, 2020
Class of Stock [Line Items]
Class F, Percentage of total common stock outstanding upon completion of initial public offering			20.00%	20.00%
Preferred stock, shares authorized			1,000,000	1,000,000
Preferred stock, par value (in usd per share)			$ 0.0001	$ 0.0001
Preferred stock, shares issued			0	0
Preferred stock, shares outstanding			0	0
Public warrants, exercise period following business combination			30 days	30 days
Public warrants, exercise period following IPO			12 months	12 months
Warrants, expiration period			5 years	5 years
Restriction period for transfer, assignment or sale			30 days	30 days
Redemption price per warrant (in usd per warrant)			$ 0.01	$ 0.01
Number of days for written notice of redemption			30 days	30 days
Minimum threshold price of common stock specified to send notice of redemption to the warrant holders (in usd per share)			$ 18.00	$ 18.00
Price threshold of newly issued stock to cause adjustment of exercise warrant price (in usd per share)			$ 9.20	$ 9.20
Percentage of warrant exercise price adjusted to price received in new issuance			115.00%	115.00%
Common Class A
Class of Stock [Line Items]
Common stock, shares authorized			200,000,000	200,000,000
Common stock, par value (in usd per share)			$ 0.0001	$ 0.0001
Common stock and temporary equity, shares, issued			34,500,000	34,500,000
Common stock and temporary equity, shares, outstanding			34,500,000	34,500,000
Common stock, shares subject to possible redemption			32,877,109	32,570,405
Common stock, shares issued			1,622,891	1,929,595
Common stock, shares outstanding			1,622,891	1,929,595
Redemption price per warrant (in usd per warrant)			$ 0.10	$ 0.10
Number of days for written notice of redemption			30 days	30 days
Minimum threshold price of common stock specified to send notice of redemption to the warrant holders (in usd per share)			$ 10.00	$ 10.00
Redemption of public warrants, waiting period after warrants become exercisable			90 days	90 days
Common Class F
Class of Stock [Line Items]
Common stock, shares authorized			20,000,000	20,000,000
Common stock, par value (in usd per share)			$ 0.0001	$ 0.0001
Common stock, shares issued			8,625,000	8,625,000
Common stock, shares outstanding			8,625,000	8,625,000
Maximum | Common Class F
Class of Stock [Line Items]
Number of shares to be forfeited if overallotment option is not exercised	1,125,000	1,125,000